UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D. c.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  September 30, 1999

Check here if Amendment [ ];  Amendment Number:
This amendment (check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Firstar Bank, N.A.
Address:  425 Walnut Street
          Cincinnati, Ohio 45202

Form 13F File Number:  28-2365

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true, correct and complete, and that it is understood that all required items, statements, schedules, charts, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Daniel B. Benhase
Title:  Executive Vice President
Phone:  (513) 632-2046

Signature, Place, and Date of Signing:


/s/Daniel B. Benhase, Cincinnati, Ohio November 12, 1999

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-189                 Firstar Corporation